Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Jul. 31, 2024	Oct. 31, 2023
Current assets
Cash and cash equivalents	$ 7,679,648	$ 5,427,739
Other receivables	82,745	104,320
Short-term investment (Note 3)		86,112
Prepaid expenses	123,765	40,403
Related parties (Note 4b)	108,597	136,002
Total current assets	7,994,755	5,794,576
Non-current assets
Property and equipment	355	1,727
Intangible assets	111,087	119,310
Restricted cash	7,242	37,675
Right-of-use asset (Note 4c)	59,925
Total non-current assets	178,609	158,712
Total assets	8,173,364	5,953,288
Current liabilities
Accounts payable and accrued liabilities	276,744	617,004
Due to related parties (Note 4a)	48,577	42,433
Derivative warrant liabilities (Note 5)	4,314,223	4,310,379
Short-term portion of lease liabilities (Note 4c)	35,320
Total current liabilities	4,674,864	4,969,816
Non- current liabilities
Long-term lease liabilities (Note 4c)	25,578
Total non- current liabilities	25,578	4,969,816
Total liabilities	4,700,442	4,969,816
Shareholders’ equity
Share capital and share premium (Note 6)	23,800,735	17,131,223
Warrants (Note 7)	459,341	459,341
Share-based payment reserve (Notes 8,9)	2,372,093	2,182,221
Accumulated other comprehensive loss	(21,250)	(21,250)
Accumulated deficit	(23,137,997)	(18,768,063)
Total shareholders’ equity	3,472,922	983,472
Total liabilities and shareholders’ equity	$ 8,173,364	$ 5,953,288